Acquisitions (Transaction-Related Expenses)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
BusinessCombinationsAbstract
Other operating and administrative expenses	$ 155	$ 80
Other expense	16	129
Interest expense		7
Total transaction costs and transaction related costs	$ 171	$ 216